5. PROPERTY AND EQUIPMENT (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property And Equipment Details
Machinery and Equipment (5 - 8 years)	$ 5,501,000	$ 3,700,000
Capital Lease Machinery and Equipment (5 - 8 years)	3,877,000	3,877,000
Tools and Instruments (1.5 - 7 years)	3,456,000	3,417,000
Automotive Equipment (5 years)	55,000	55,000
Furniture and Fixtures (5 - 8 years)	231,000	219,000
Leasehold Improvements (Term of Lease)	612,000	595,000
Computers and Software (4-6 years)	173,000	158,000
Total Property and Equipment	13,905,000	12,021,000
Less: Accumulated Depreciation	(8,765,000)	(8,050,000)
Property and Equipment, net	$ 5,140,000	$ 3,971,000	$ 3,935,000